CONDENSED BALANCE SHEET - USD ($)	Jun. 30, 2020	May 01, 2020
Current assets:
Cash	$ 1,739,697	$ 25,000
Prepaid expenses	237,797
Total current assets	1,977,494	25,000
Cash held in Trust Account	230,000,000
Deferred offering costs associated with the proposed public offering		61,500
Total Assets	231,977,494	86,500
Current liabilities:
Accounts payable	255,675
Accrued expenses	117,000	64,000
Franchise tax payable	40,548
Note payable - related party	75,000
Total current liabilities	488,223	64,000
Deferred underwriting commissions	8,050,000
Total liabilities	8,538,223
Commitments and Contingencies
Class A common stock, par value $0.0001 per share; 21,843,927 shares subject to possible redemption at $10.00 per share	218,439,270
Stockholders' Equity:
Preferred stock, par value $0.0001 per share; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	5,062,172	24,425
Accumulated deficit	(62,862)	(2,500)
Total stockholders' equity	5,000,001	22,500
Total Liabilities and Stockholders' Equity	231,977,494	86,500
Class A Common Stock
Stockholders' Equity:
Ordinary shares value	116
Total stockholders' equity	116
Class B Common Stock
Stockholders' Equity:
Ordinary shares value	575	575	[1],[2]
Total stockholders' equity	$ 575	$ 575

[1]	On June 25, 2020, the Company effected a stock dividend with respect to the Class B common stock, resulting in the sponsor holding an aggregate of 5,750,000 founder shares . All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 750,000 Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.